Prepayment for Acquisition	12 Months Ended
Dec. 31, 2023
Prepayment for Acquisition [Abstract]
PREPAYMENT FOR ACQUISITION

8. PREPAYMENT FOR ACQUISITION

In May 2022, the Company entered into a term sheet with an intention to acquire Shenzhen Expecs Technology Co., Ltd. (“Expecs”) of which core business is to offer services of inspection assistance for China Customs and customs brokerage. The Company prepaid RMB3.6 million for the planned acquisition during 2022. In July 2023, the Company and Expecs signed a loan agreement and the prepayment became a one-year short term loan. In December 2023, the Company signed share purchase agreement and agreed to invest RMB4.5 million for 13.5% of the interest of Expecs before June 30, 2024. As of the date of the report, the Company has not made the investment payment yet.

During the year ended December 31, 2023, Expecs had no operation and there was a substantial doubt of the recoverability of the loan to Expecs. Therefore, the Group recorded provision for credit losses against the full amount of the loan (including interests) of RMB3,845,273 (US$542,911).